INCOME TAXES	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

11. INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2021	2020

Loss before income taxes	$(1,245,057)	$(1,249,202)

Expected income tax recovery at statutory rates	$(336,000)	$(337,000)
Change in statutory, foreign tax, foreign exchange rates and other	(26,000)	(6,000)
Permanent differences	1,000	2,000
Adjustment to prior years provision versus statutory tax returns	(11,000)	(13,000)
Unrecognized temporary differences	372,000	354,000

Deferred income tax recovery	$-	$-

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2021	2020

Non-capital losses available for future periods	$780,000	$571,000
Property and equipment	(9,000)	(204,000)
Financing fees	38,000	70,000
	809,000	437,000
Unrecognized deferred income tax assets	(809,000)	(437,000)
Net deferred income tax assets	$-	$-

The significant components of the Company’s temporary differences include financing fees and non-capital losses available for future periods. For the years ended September 30, 2021 and 2020, the Company had financing fees of $140,000 and $254,000, respectively, with expiration dates between 2041 and 2043. The Company also had non-capital losses available for future periods in both Canada and the United States. For the years ended September 30, 2021 and 2020, the Canada losses totaled $2,703,000 and $1,241,000, respectively, with expiration dates ranging from 2037 to 2041 and 2037 to 2040, respectively. The United States non-capital losses for the years ended September 30, 2021 and 2020 totaled $213,000 and $106,000, respectively, and had no expiration dates.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020